Time charter revenues and related contract balances - Consolidated receivables between lease and service (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Time charter revenues and related contract balances
Trade receivable for lease	$ 2,898	$ 2,898
Trade receivable for time charter services	2,133	2,658
Total trade receivable and amounts due from affiliates	$ 5,031	$ 5,556